Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Line Items]
Cash equivalents	$ 0	$ 0	$ 0
Offering costs charged to stockholders' deficit upon completion of offering	$ 13,193,740	$ 13,193,740
Issued and outstanding subject to possible redemption	3,019,001	4,014,050	23,000,000
Unrecognized tax benefits	$ 0	$ 0	$ 0
Amount accrued for payment of interest and penalties	$ 0	$ 0	$ 0
Mr Weightman
Accounting Policies [Line Items]
Issuance of shares subject to forfeiture	5,000	5,000